Shareholder Report, Holdings (Details)	May 31, 2026
C000019088 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019088 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.68%
C000019088 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.03%
C000019088 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.73%
C000019088 | Energy
Holdings [Line Items]
Percent of Total Investments	5.93%
C000019088 | Financials
Holdings [Line Items]
Percent of Total Investments	15.74%
C000019088 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.99%
C000019088 | Industrials
Holdings [Line Items]
Percent of Total Investments	10.09%
C000019088 | Information Technology
Holdings [Line Items]
Percent of Total Investments	31.65%
C000019088 | Materials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000019088 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.80%
C000019088 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.66%
C000019090 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019090 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.68%
C000019090 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.03%
C000019090 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.73%
C000019090 | Energy
Holdings [Line Items]
Percent of Total Investments	5.93%
C000019090 | Financials
Holdings [Line Items]
Percent of Total Investments	15.74%
C000019090 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.99%
C000019090 | Industrials
Holdings [Line Items]
Percent of Total Investments	10.09%
C000019090 | Information Technology
Holdings [Line Items]
Percent of Total Investments	31.65%
C000019090 | Materials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000019090 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.80%
C000019090 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.66%
C000054712 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054712 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.68%
C000054712 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.03%
C000054712 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.73%
C000054712 | Energy
Holdings [Line Items]
Percent of Total Investments	5.93%
C000054712 | Financials
Holdings [Line Items]
Percent of Total Investments	15.74%
C000054712 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.99%
C000054712 | Industrials
Holdings [Line Items]
Percent of Total Investments	10.09%
C000054712 | Information Technology
Holdings [Line Items]
Percent of Total Investments	31.65%
C000054712 | Materials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000054712 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.80%
C000054712 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.66%
C000188280 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000188280 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.68%
C000188280 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.03%
C000188280 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.73%
C000188280 | Energy
Holdings [Line Items]
Percent of Total Investments	5.93%
C000188280 | Financials
Holdings [Line Items]
Percent of Total Investments	15.74%
C000188280 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.99%
C000188280 | Industrials
Holdings [Line Items]
Percent of Total Investments	10.09%
C000188280 | Information Technology
Holdings [Line Items]
Percent of Total Investments	31.65%
C000188280 | Materials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000188280 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.80%
C000188280 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.66%
C000019092 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019092 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.68%
C000019092 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.03%
C000019092 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.73%
C000019092 | Energy
Holdings [Line Items]
Percent of Total Investments	5.93%
C000019092 | Financials
Holdings [Line Items]
Percent of Total Investments	15.74%
C000019092 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.99%
C000019092 | Industrials
Holdings [Line Items]
Percent of Total Investments	10.09%
C000019092 | Information Technology
Holdings [Line Items]
Percent of Total Investments	31.65%
C000019092 | Materials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000019092 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.80%
C000019092 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.66%
C000019091 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019091 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.68%
C000019091 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.03%
C000019091 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.73%
C000019091 | Energy
Holdings [Line Items]
Percent of Total Investments	5.93%
C000019091 | Financials
Holdings [Line Items]
Percent of Total Investments	15.74%
C000019091 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.99%
C000019091 | Industrials
Holdings [Line Items]
Percent of Total Investments	10.09%
C000019091 | Information Technology
Holdings [Line Items]
Percent of Total Investments	31.65%
C000019091 | Materials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000019091 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.80%
C000019091 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.66%
C000054713 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054713 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.68%
C000054713 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.03%
C000054713 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.73%
C000054713 | Energy
Holdings [Line Items]
Percent of Total Investments	5.93%
C000054713 | Financials
Holdings [Line Items]
Percent of Total Investments	15.74%
C000054713 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.99%
C000054713 | Industrials
Holdings [Line Items]
Percent of Total Investments	10.09%
C000054713 | Information Technology
Holdings [Line Items]
Percent of Total Investments	31.65%
C000054713 | Materials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000054713 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.80%
C000054713 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.66%
C000054714 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054714 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.68%
C000054714 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.03%
C000054714 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.73%
C000054714 | Energy
Holdings [Line Items]
Percent of Total Investments	5.93%
C000054714 | Financials
Holdings [Line Items]
Percent of Total Investments	15.74%
C000054714 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.99%
C000054714 | Industrials
Holdings [Line Items]
Percent of Total Investments	10.09%
C000054714 | Information Technology
Holdings [Line Items]
Percent of Total Investments	31.65%
C000054714 | Materials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000054714 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.80%
C000054714 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.66%
C000156653 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156653 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.68%
C000156653 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.03%
C000156653 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.73%
C000156653 | Energy
Holdings [Line Items]
Percent of Total Investments	5.93%
C000156653 | Financials
Holdings [Line Items]
Percent of Total Investments	15.74%
C000156653 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.99%
C000156653 | Industrials
Holdings [Line Items]
Percent of Total Investments	10.09%
C000156653 | Information Technology
Holdings [Line Items]
Percent of Total Investments	31.65%
C000156653 | Materials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000156653 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.80%
C000156653 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.66%
C000156654 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156654 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.68%
C000156654 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.03%
C000156654 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.73%
C000156654 | Energy
Holdings [Line Items]
Percent of Total Investments	5.93%
C000156654 | Financials
Holdings [Line Items]
Percent of Total Investments	15.74%
C000156654 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.99%
C000156654 | Industrials
Holdings [Line Items]
Percent of Total Investments	10.09%
C000156654 | Information Technology
Holdings [Line Items]
Percent of Total Investments	31.65%
C000156654 | Materials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000156654 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.80%
C000156654 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.66%
C000156655 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156655 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.68%
C000156655 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.03%
C000156655 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.73%
C000156655 | Energy
Holdings [Line Items]
Percent of Total Investments	5.93%
C000156655 | Financials
Holdings [Line Items]
Percent of Total Investments	15.74%
C000156655 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.99%
C000156655 | Industrials
Holdings [Line Items]
Percent of Total Investments	10.09%
C000156655 | Information Technology
Holdings [Line Items]
Percent of Total Investments	31.65%
C000156655 | Materials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000156655 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.80%
C000156655 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.66%
C000019093 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019093 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.83%
C000019093 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.30%
C000019093 | Energy
Holdings [Line Items]
Percent of Total Investments	1.77%
C000019093 | Financials
Holdings [Line Items]
Percent of Total Investments	6.38%
C000019093 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.63%
C000019093 | Industrials
Holdings [Line Items]
Percent of Total Investments	35.13%
C000019093 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.95%
C000019093 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.44%
C000019093 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.41%
C000019093 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%
C000019095 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019095 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.83%
C000019095 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.30%
C000019095 | Energy
Holdings [Line Items]
Percent of Total Investments	1.77%
C000019095 | Financials
Holdings [Line Items]
Percent of Total Investments	6.38%
C000019095 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.63%
C000019095 | Industrials
Holdings [Line Items]
Percent of Total Investments	35.13%
C000019095 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.95%
C000019095 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.44%
C000019095 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.41%
C000019095 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%
C000054715 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054715 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.83%
C000054715 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.30%
C000054715 | Energy
Holdings [Line Items]
Percent of Total Investments	1.77%
C000054715 | Financials
Holdings [Line Items]
Percent of Total Investments	6.38%
C000054715 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.63%
C000054715 | Industrials
Holdings [Line Items]
Percent of Total Investments	35.13%
C000054715 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.95%
C000054715 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.44%
C000054715 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.41%
C000054715 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%
C000188282 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000188282 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.83%
C000188282 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.30%
C000188282 | Energy
Holdings [Line Items]
Percent of Total Investments	1.77%
C000188282 | Financials
Holdings [Line Items]
Percent of Total Investments	6.38%
C000188282 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.63%
C000188282 | Industrials
Holdings [Line Items]
Percent of Total Investments	35.13%
C000188282 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.95%
C000188282 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.44%
C000188282 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.41%
C000188282 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%
C000019097 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019097 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.83%
C000019097 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.30%
C000019097 | Energy
Holdings [Line Items]
Percent of Total Investments	1.77%
C000019097 | Financials
Holdings [Line Items]
Percent of Total Investments	6.38%
C000019097 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.63%
C000019097 | Industrials
Holdings [Line Items]
Percent of Total Investments	35.13%
C000019097 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.95%
C000019097 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.44%
C000019097 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.41%
C000019097 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%
C000019096 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019096 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.83%
C000019096 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.30%
C000019096 | Energy
Holdings [Line Items]
Percent of Total Investments	1.77%
C000019096 | Financials
Holdings [Line Items]
Percent of Total Investments	6.38%
C000019096 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.63%
C000019096 | Industrials
Holdings [Line Items]
Percent of Total Investments	35.13%
C000019096 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.95%
C000019096 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.44%
C000019096 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.41%
C000019096 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%
C000054716 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054716 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.83%
C000054716 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.30%
C000054716 | Energy
Holdings [Line Items]
Percent of Total Investments	1.77%
C000054716 | Financials
Holdings [Line Items]
Percent of Total Investments	6.38%
C000054716 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.63%
C000054716 | Industrials
Holdings [Line Items]
Percent of Total Investments	35.13%
C000054716 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.95%
C000054716 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.44%
C000054716 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.41%
C000054716 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%
C000054717 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054717 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.83%
C000054717 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.30%
C000054717 | Energy
Holdings [Line Items]
Percent of Total Investments	1.77%
C000054717 | Financials
Holdings [Line Items]
Percent of Total Investments	6.38%
C000054717 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.63%
C000054717 | Industrials
Holdings [Line Items]
Percent of Total Investments	35.13%
C000054717 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.95%
C000054717 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.44%
C000054717 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.41%
C000054717 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%
C000156656 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156656 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.83%
C000156656 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.30%
C000156656 | Energy
Holdings [Line Items]
Percent of Total Investments	1.77%
C000156656 | Financials
Holdings [Line Items]
Percent of Total Investments	6.38%
C000156656 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.63%
C000156656 | Industrials
Holdings [Line Items]
Percent of Total Investments	35.13%
C000156656 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.95%
C000156656 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.44%
C000156656 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.41%
C000156656 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%
C000156657 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156657 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.83%
C000156657 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.30%
C000156657 | Energy
Holdings [Line Items]
Percent of Total Investments	1.77%
C000156657 | Financials
Holdings [Line Items]
Percent of Total Investments	6.38%
C000156657 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.63%
C000156657 | Industrials
Holdings [Line Items]
Percent of Total Investments	35.13%
C000156657 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.95%
C000156657 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.44%
C000156657 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.41%
C000156657 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%
C000156658 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156658 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.83%
C000156658 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.30%
C000156658 | Energy
Holdings [Line Items]
Percent of Total Investments	1.77%
C000156658 | Financials
Holdings [Line Items]
Percent of Total Investments	6.38%
C000156658 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.63%
C000156658 | Industrials
Holdings [Line Items]
Percent of Total Investments	35.13%
C000156658 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.95%
C000156658 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.44%
C000156658 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.41%
C000156658 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%
C000019103 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019103 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.25%
C000019103 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.45%
C000019103 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.19%
C000019103 | Energy
Holdings [Line Items]
Percent of Total Investments	5.62%
C000019103 | Financials
Holdings [Line Items]
Percent of Total Investments	25.29%
C000019103 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.30%
C000019103 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.40%
C000019103 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.51%
C000019103 | Materials
Holdings [Line Items]
Percent of Total Investments	7.75%
C000019103 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.96%
C000019103 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.68%
C000019103 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.60%
C000019105 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019105 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.25%
C000019105 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.45%
C000019105 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.19%
C000019105 | Energy
Holdings [Line Items]
Percent of Total Investments	5.62%
C000019105 | Financials
Holdings [Line Items]
Percent of Total Investments	25.29%
C000019105 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.30%
C000019105 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.40%
C000019105 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.51%
C000019105 | Materials
Holdings [Line Items]
Percent of Total Investments	7.75%
C000019105 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.96%
C000019105 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.68%
C000019105 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.60%
C000054721 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054721 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.25%
C000054721 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.45%
C000054721 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.19%
C000054721 | Energy
Holdings [Line Items]
Percent of Total Investments	5.62%
C000054721 | Financials
Holdings [Line Items]
Percent of Total Investments	25.29%
C000054721 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.30%
C000054721 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.40%
C000054721 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.51%
C000054721 | Materials
Holdings [Line Items]
Percent of Total Investments	7.75%
C000054721 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.96%
C000054721 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.68%
C000054721 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.60%
C000188284 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000188284 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.25%
C000188284 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.45%
C000188284 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.19%
C000188284 | Energy
Holdings [Line Items]
Percent of Total Investments	5.62%
C000188284 | Financials
Holdings [Line Items]
Percent of Total Investments	25.29%
C000188284 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.30%
C000188284 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.40%
C000188284 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.51%
C000188284 | Materials
Holdings [Line Items]
Percent of Total Investments	7.75%
C000188284 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.96%
C000188284 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.68%
C000188284 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.60%
C000019107 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019107 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.25%
C000019107 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.45%
C000019107 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.19%
C000019107 | Energy
Holdings [Line Items]
Percent of Total Investments	5.62%
C000019107 | Financials
Holdings [Line Items]
Percent of Total Investments	25.29%
C000019107 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.30%
C000019107 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.40%
C000019107 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.51%
C000019107 | Materials
Holdings [Line Items]
Percent of Total Investments	7.75%
C000019107 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.96%
C000019107 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.68%
C000019107 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.60%
C000019106 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019106 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.25%
C000019106 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.45%
C000019106 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.19%
C000019106 | Energy
Holdings [Line Items]
Percent of Total Investments	5.62%
C000019106 | Financials
Holdings [Line Items]
Percent of Total Investments	25.29%
C000019106 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.30%
C000019106 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.40%
C000019106 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.51%
C000019106 | Materials
Holdings [Line Items]
Percent of Total Investments	7.75%
C000019106 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.96%
C000019106 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.68%
C000019106 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.60%
C000054722 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054722 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.25%
C000054722 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.45%
C000054722 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.19%
C000054722 | Energy
Holdings [Line Items]
Percent of Total Investments	5.62%
C000054722 | Financials
Holdings [Line Items]
Percent of Total Investments	25.29%
C000054722 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.30%
C000054722 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.40%
C000054722 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.51%
C000054722 | Materials
Holdings [Line Items]
Percent of Total Investments	7.75%
C000054722 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.96%
C000054722 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.68%
C000054722 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.60%
C000054723 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054723 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.25%
C000054723 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.45%
C000054723 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.19%
C000054723 | Energy
Holdings [Line Items]
Percent of Total Investments	5.62%
C000054723 | Financials
Holdings [Line Items]
Percent of Total Investments	25.29%
C000054723 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.30%
C000054723 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.40%
C000054723 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.51%
C000054723 | Materials
Holdings [Line Items]
Percent of Total Investments	7.75%
C000054723 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.96%
C000054723 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.68%
C000054723 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.60%
C000156659 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156659 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.25%
C000156659 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.45%
C000156659 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.19%
C000156659 | Energy
Holdings [Line Items]
Percent of Total Investments	5.62%
C000156659 | Financials
Holdings [Line Items]
Percent of Total Investments	25.29%
C000156659 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.30%
C000156659 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.40%
C000156659 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.51%
C000156659 | Materials
Holdings [Line Items]
Percent of Total Investments	7.75%
C000156659 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.96%
C000156659 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.68%
C000156659 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.60%
C000156660 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156660 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.25%
C000156660 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.45%
C000156660 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.19%
C000156660 | Energy
Holdings [Line Items]
Percent of Total Investments	5.62%
C000156660 | Financials
Holdings [Line Items]
Percent of Total Investments	25.29%
C000156660 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.30%
C000156660 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.40%
C000156660 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.51%
C000156660 | Materials
Holdings [Line Items]
Percent of Total Investments	7.75%
C000156660 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.96%
C000156660 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.68%
C000156660 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.60%
C000156661 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156661 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.25%
C000156661 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.45%
C000156661 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.19%
C000156661 | Energy
Holdings [Line Items]
Percent of Total Investments	5.62%
C000156661 | Financials
Holdings [Line Items]
Percent of Total Investments	25.29%
C000156661 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.30%
C000156661 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.40%
C000156661 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.51%
C000156661 | Materials
Holdings [Line Items]
Percent of Total Investments	7.75%
C000156661 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.96%
C000156661 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.68%
C000156661 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.60%